DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 338,009	$ 312,924
Others	8,880	8,033
Total	$ 346,889	$ 320,957